ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS	12 Months Ended
Dec. 31, 2022
ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS
ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS

15.  ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS

	2022	2021
Trade and accruals	$502.6	$448.2
Salaries and employee benefits	72.1	67.8
Interest payable	42.9	42.7
Provisions and other	11.9	9.7
	$629.5	$568.4